Securities Lending - Schedule of Contract Value of Securities Leading Transaction by Type of Collateral (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Securities lending transactions
Securities borrowed	$ 106,777	$ 43,022	$ 2,870,939
Overnight And Continuous
Securities lending transactions
Securities borrowed	106,777	43,022	2,870,939
Corporate securities - fixed income [Member]
Securities lending transactions
Securities borrowed		310	283,809
Corporate securities - fixed income [Member] | Overnight And Continuous
Securities lending transactions
Securities borrowed		310	283,809
Equity securities [Member]
Securities lending transactions
Securities borrowed	106,522	42,712	2,575,919
Equity securities [Member] | Overnight And Continuous
Securities lending transactions
Securities borrowed	$ 106,522	42,712	2,575,919
Non-US sovereign debt [Member]
Securities lending transactions
Securities borrowed			11,211
Non-US sovereign debt [Member] | Overnight And Continuous
Securities lending transactions
Securities borrowed			$ 11,211